Initial Public Offering and Over-allotment (Details Narrative) - Globallink Investment Inc [Member] - $ / shares	1 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Nov. 28, 2023	Mar. 06, 2023
IfrsStatementLineItems [Line Items]
Shares issued, price per share		$ 11.77	$ 10.82	$ 10.35
IPO And Over Allotment [Member]
IfrsStatementLineItems [Line Items]
Issuance of common stock	11,500,000
Shares issued, price per share	$ 10.00
Sale of stock description	Each Public Warrant entitles its holder to purchase one-half (1/2) of one share of common stock at a price of $11.50 per share, subject to adjustment. Each Public Right entitles the holder to receive one-tenth (1/10) of one share of common stock at the closing of a Business Combination (see Note 8).
IPO And Over Allotment [Member] | Warrant [Member]
IfrsStatementLineItems [Line Items]
Sale of stock description	Each Public Warrant entitles its holder to purchase one-half (1/2) of one share of common stock at a price of $11.50 per share, subject to adjustment. Each Public Right entitles the holder to receive one-tenth (1/10) of one share of common stock at the closing of a Business Combination (see Note 9).